Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2024
Entity Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 18, 2024
Document Effective Date	Mar. 18, 2024
Prospectus Date	Mar. 18, 2024